May 4, 2015

VIA EDGAR

Disclosure Review and Accounting Office

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E. (Mail Stop 5-6)

Washington, D.C. 20549

ATTN:	Document Control - EDGAR

RE:	RiverSource Variable Annuity Account (“Registrant”)

    RiverSource® Innovations Select Variable Annuity

    RiverSource® Endeavor Select Variable Annuity

    RiverSource® Innovations Variable Annuity

    RiverSource® Innovations Classic Select Variable Annuity

    RiverSource® Innovations Classic Variable Annuity

    RiverSource® New Solutions Variable Annuity

    Evergreen EssentialSM Variable Annuity

    Evergreen New Solutions Select Variable Annuity

    Evergreen New Solutions Variable Annuity

    Wells Fargo Advantage® Select Variable Annuity

    File Nos.: 333-139763/811-7195

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced variable annuities do not differ from that contained in Registrant’s Post-Effective Amendment No. 23 (Amendment). This Amendment was filed electronically on April 24, 2015.

If you have any questions or concerns regarding this filing, please contact me at (612) 671-8056 or Boba Selimovic at (612) 671-7449.

Sincerely,

/s/ Timothy D. Crawford
Timothy D. Crawford
Assistant General Counsel and
Assistant Secretary